Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of Other Comprehensive Income [Abstract]
Net (loss) income	$ (51)	$ 209	$ 310
Other comprehensive income (loss):
Foreign currency translation adjustments	23	(12)	(43)
Pension and post-retirement benefits	(136)	(73)	82
Changes in fair value of derivatives	(13)	(6)	(14)
Other comprehensive (loss) income	(126)	(91)	25
Income tax (expense) benefit:
Foreign currency translation adjustments	1	1	(2)
Pension and post-retirement benefits	26	11	(14)
Changes in fair value of derivatives	3	2	3
Income tax (expense) benefit	30	14	(13)
Other comprehensive (loss) income, net of tax	(96)	(77)	12
Comprehensive (loss) income	(147)	132	322
Less: Comprehensive income attributable to noncontrolling interests	(21)	(7)	(29)
Comprehensive (loss) income attributable to KBR	$ (168)	$ 125	$ 293